Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Schedule of contract liabilities

	2022 $	2021 $
Contract liabilities	5,674,290	9,587,245

Movement in contract liabilities is as follows:

	2022 $	2021 $
At January 1	9,587,245	7,054,586
Revenue recognised	(5,904,877)	(3,204,988)
Additions from acquisition (note 3 3 (C))	416,307	—
Receipt from customers upon entering sales contracts	1,575,615	5,737,647

At December 31	5,674,290	9,587,245